11. LOANS PAYABLE (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Foreign exchange loss	$ 11,734	$ 985
Epazz, Inc. Convertible Line of Credit
Debt Instrument, Issuance Date	Jun. 01, 2018
Debt Instrument, Description	convertible line of credit agreement
Debt Instrument, Face Amount			$ 400,000
Debt Instrument, Interest Rate, Stated Percentage			6.00%	6.00%
Long-Term Debt		0		$ 0
SBA Loan - ZooOffice
Debt Instrument, Issuance Date	Dec. 31, 2021
Debt Instrument, Description	The SBA ZooOffice loan
Debt Instrument, Face Amount			$ 150,000
Debt Instrument, Interest Rate, Stated Percentage			3.50%	3.50%
Long-Term Debt				$ 225,025
Interest Payable, Current		0
SBA Loan - Interactive Systems
Debt Instrument, Issuance Date	Oct. 31, 2021
Debt Instrument, Description	SBA loan from Interactive Systems
Debt Instrument, Face Amount			$ 500,000
Debt Instrument, Interest Rate, Stated Percentage			3.75%	3.75%
Long-Term Debt				$ 766,201
Interest Payable, Current		0
SBFC LLC - DBA RapidAdvance Loan
Debt Instrument, Issuance Date	Nov. 30, 2022
Debt Instrument, Description	loan with SBFC LLC, DBA RapidAdvance
Debt Instrument, Face Amount				$ 53,225
Debt Instrument, Interest Rate, Stated Percentage			59.00%	59.00%
Long-Term Debt		56,618		$ 52,379
Interest Payable, Current		808		$ 123
GG Mars Capital, Inc. August 2019 Convertible Line of Credit
Debt Instrument, Issuance Date	Aug. 01, 2019
Debt Instrument, Description	convertible line of credit
Debt Instrument, Face Amount			$ 100,000
Debt Instrument, Interest Rate, Stated Percentage			6.00%	6.00%
GG Mars Capital, Inc. October 2024 Revolving Line of Credit
Debt Instrument, Issuance Date	Oct. 09, 2024
Debt Instrument, Description	convertible line of credit
Debt Instrument, Face Amount			$ 5,000,000
Debt Instrument, Interest Rate, Stated Percentage			8.00%	8.00%
Interest Payable, Current		104,464		$ 31,080
Foreign exchange loss	$ 158,579	34,122
Star Financial Corporation August 2019 Convertible Line of Credit
Debt Instrument, Issuance Date	Aug. 01, 2019
Debt Instrument, Description	convertible line of credit
Debt Instrument, Face Amount			$ 100,000
Debt Instrument, Interest Rate, Stated Percentage			6.00%	6.00%
Star Financial Corporation October 2024 Revolving Line of Credit
Debt Instrument, Issuance Date	Oct. 09, 2024
Debt Instrument, Description	convertible line of credit
Debt Instrument, Face Amount			$ 5,000,000
Debt Instrument, Interest Rate, Stated Percentage			8.00%	8.00%
Interest Payable, Current		88,427		$ 23,420
Foreign exchange loss	$ 119,892	23,669
Jennings Family Investments, Inc. August 2019 Convertible Line of Credit
Debt Instrument, Issuance Date	Aug. 01, 2019
Debt Instrument, Description	convertible line of credit
Debt Instrument, Face Amount			$ 100,000
Debt Instrument, Interest Rate, Stated Percentage			6.00%	6.00%
Jennings Family Investments, Inc. October 2024 Revolving Line of Credit
Debt Instrument, Issuance Date	Oct. 09, 2024
Debt Instrument, Description	revolving line of credit
Debt Instrument, Face Amount			$ 5,000,000
Debt Instrument, Interest Rate, Stated Percentage			8.00%	8.00%
Interest Payable, Current		37,660		$ 39,765
Foreign exchange loss	$ 137,384	703
Lone Stella, LLC October 2024 Revolving Line of Credit
Debt Instrument, Issuance Date	Oct. 09, 2024
Debt Instrument, Description	revolving line of credit
Debt Instrument, Face Amount			$ 5,000,000
Debt Instrument, Interest Rate, Stated Percentage			8.00%	8.00%
Interest Payable, Current				$ 112
Nancy Cowden October 2024 Revolving Line of Credit
Debt Instrument, Issuance Date	Oct. 09, 2024
Debt Instrument, Description	revolving line of credit
Debt Instrument, Face Amount			$ 8,000,000
Debt Instrument, Interest Rate, Stated Percentage			8.00%	8.00%
Long-Term Debt				$ 1,080,380
Interest Payable, Current				$ 2,884
PsPortals, Inc. Note
Debt Instrument, Issuance Date	Jan. 01, 2022
Debt Instrument, Description	three-year promissory note
Debt Instrument, Face Amount			$ 568,755
Debt Instrument, Interest Rate, Stated Percentage			6.00%	6.00%
Long-Term Debt		227,637
Foreign exchange loss	$ 9,514
Propal Investments LLC Loan
Debt Instrument, Issuance Date	Dec. 15, 2022
Debt Instrument, Description	three-year loan from Propal Investments
Debt Instrument, Face Amount				$ 677,550
Debt Instrument, Interest Rate, Stated Percentage			14.00%	14.00%
Long-Term Debt		662,150		$ 575,400
Foreign exchange loss		$ 15,400
GG Mars Capital, Inc. Debentures
Debt Instrument, Issuance Date	Jan. 09, 2024
Debt Instrument, Description	three-year loan from GG Mars Capital, Inc.
Debt Instrument, Face Amount				$ 170,308
Debt Instrument, Interest Rate, Stated Percentage			10.00%	10.00%
Long-Term Debt				$ 235,874
Interest Payable, Current				19,207
Foreign exchange gain	$ 774
Marie Pindling Debenture
Debt Instrument, Issuance Date	Jan. 09, 2024
Debt Instrument, Description	three-year loan from Marie Pindling
Debt Instrument, Face Amount				$ 13,539
Debt Instrument, Interest Rate, Stated Percentage			10.00%	10.00%
Olga Passley Debenture
Debt Instrument, Issuance Date	Jan. 09, 2024
Debt Instrument, Description	three-year loan from Olga Passley
Debt Instrument, Face Amount				$ 13,539
Debt Instrument, Interest Rate, Stated Percentage			10.00%	10.00%
Foreign exchange loss	$ 672
Yvonne Rattray Debenture
Debt Instrument, Issuance Date	Jan. 11, 2024
Debt Instrument, Description	three-year loan from Yvonne Rattray
Debt Instrument, Face Amount				$ 13,539
Debt Instrument, Interest Rate, Stated Percentage			10.00%	10.00%
Foreign exchange loss	$ 672
Nancy Cowden Subscription Debenture
Debt Instrument, Issuance Date	Mar. 14, 2024
Debt Instrument, Description	three-year loan from Nancy Cowden
Debt Instrument, Face Amount				$ 1,323,400
Debt Instrument, Interest Rate, Stated Percentage			10.00%	10.00%